Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Selling, general and administrative
Selling, general and administrative expense	¥ 4,014,070	$ 565,370	¥ 3,466,579	¥ 4,725,142
PAG
Interest income
Interest income	17,624	2,482	0	0
Others
Cost of revenues
Cost of revenue	326,927	46,047	223,149	306,392
Selling, general and administrative
Selling, general and administrative expense	24,642	3,471	22,011	10,989
Membership services | Baidu
Related Party Transaction [Line Items]
Revenue	92,900	13,085	54,401	0
Online Advertising Revenues | Baidu
Related Party Transaction [Line Items]
Revenue	17,696	2,492	55,664	122,919
Online Advertising Revenues | Others
Related Party Transaction [Line Items]
Revenue	178,913	25,199	224,110	174,001
Content distribution | Others
Related Party Transaction [Line Items]
Revenue	260,086	36,632	190,398	297,304
Other Revenues | Others
Related Party Transaction [Line Items]
Revenue	91,970	12,954	53,521	45,189
License Fees | Baidu
Cost of revenues
Cost of revenue	20,416	2,876	8,183	13,894
Bandwidth and Cloud Services Fee | Baidu
Cost of revenues
Cost of revenue	550,748	77,571	653,001	918,758
Advertising Services Expense | Baidu
Selling, general and administrative
Selling, general and administrative expense	¥ 116,068	$ 16,348	¥ 47,617	¥ 13,354